Accumulated Other Comprehensive Income (Loss) (Changes in Components of Accumulated Other Comprehensive Income (Loss)) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Net unrealized gains (losses) on investment in securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net unrealized gains (losses), tax	¥ 36,078	¥ 33,944
Reclassification adjustment included in net income, tax	3,290	1,767
Net unrealized gains (losses) on investments	(145)	(186)
Net unrealized gains (losses) on investments, net of tax	47	28
Impact of changes in policy liability discount rate
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net unrealized gains (losses), tax	(29,198)	(108,460)
Debt valuation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net unrealized gains (losses), tax	(14)	(78)
Reclassification adjustment included in net income, tax	2	1
Defined benefit pension plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net unrealized gains (losses), tax	(4,376)	(2,580)
Reclassification adjustment included in net income, tax	178	69
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net unrealized gains (losses), tax	(1,604)	14,315
Reclassification adjustment included in net income, tax	(599)	3,134
Net unrealized gains (losses) on derivative instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net unrealized gains (losses), tax	2,867	(13)
Reclassification adjustment included in net income, tax	¥ (1,590)	¥ 1,417